Wells, Pipelines, Properties, Plant and Equipment, Net	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of March 31, 2026, 2025 and December 31, 2025, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	1,665,780		226,380	2,977,500	12,759,400	90	131,250	46,380	81,200	(981,340)	—	16,906,640
Reclassifications	—		—	522,330	—	—	—	—	30,230	—	—	552,560
Capitalization	24,437,010		—	28,990	1,116,280	145,010	—	223,000	33,510	(25,983,800)	—	—
Disposals	(578,610)		(157,820)	(596,580)	—	—	(14,800)	(280,590)	(56,970)	(534,810)	—	(2,220,180)
Translation effect	1,453,610		—	(243,390)	—	30,970	—	8,030	11,800	(26,720)	7,070	1,241,370
Balances as of March 31, 2025	1,174,066,489		24,376,035	509,939,222	1,863,482,614	78,026,582	428,795,770	55,455,037	34,292,937	568,007,440	53,339,445	4,789,781,571
Balances as of January 1, 2025	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	14,065,870		1,720,400	9,362,710	67,196,720	(10,680)	2,731,950	3,285,650	1,722,480	94,020,980	—	194,096,080
Reclassifications	5,228,300		(25,430)	532,090	—	1,620,720	(6,927,180)	24,210	92,620	77,520	—	622,850
Capitalization	168,334,100		—	6,574,820	47,890,360	7,835,170	604,370	1,040,030	256,850	(232,536,280)	580	—
Disposals	(7,437,570)		(3,000,030)	(12,463,280)	(29,665,120)	(9,320)	(10,782,430)	(473,760)	(146,460)	(713,060)	(228,880)	(64,919,910)
Translation effect	(24,060,380)		—	(23,670)	—	(1,849,780)	—	(145,780)	(469,180)	(32,298,830)	(324,160)	(59,171,780)
Balances as of December 31, 2025	Ps.	1,303,219,019	23,002,415	511,233,042	1,935,028,894	85,436,622	414,306,030	59,188,567	35,649,477	424,084,440	52,779,915	Ps.	4,843,928,421
Acquisitions	3,121,300		167,590	20,830	5,921,170	70	285,200	(362,070)	281,000	10,835,300	—	20,270,390
Reclassifications	(149,060)		(12,770)	—	—	(840)	—	13,480	2,940	—	—	(146,250)
Capitalization	121,452,370		—	648,810	7,382,150	119,810	—	229,580	53,370	(129,886,090)	—	—
Disposals	(155,680)		—	—	—	—	—	(69,180)	(4,030)	(64,950)	—	(293,840)
Translation effect	(4,655,340)		—	530	—	89,910	—	3,250	24,680	7,450,740	15,550	2,929,320
Balances as of March 31, 2026	Ps.	1,422,832,609	23,157,235	511,903,212	1,948,332,214	85,645,572	414,591,230	59,003,627	36,007,437	312,419,440	52,795,465	Ps.	4,866,688,041
Accumulated depreciation and amortization
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(7,449,280)		(106,130)	(2,973,390)	(21,230,510)	(412,090)	(2,903,810)	(397,860)	(430,950)	—	—	(35,904,020)
Reclassifications	—		370	(522,330)	—	—	—	(370)	(30,230)	—	—	(552,560)
(Impairment)	(622,910)		—	(1,390,680)	(9,390,840)	(36,200)	—	—	—	(28)	—	(11,440,658)
Reversal of impairment	3,926,030		—	—	1,894,170	—	—	—	—	130	—	5,820,330
Disposals	283,140		68,220	584,600	—	—	12,000	280,490	57,002	—	—	1,285,452
Translation effect	(216,820)		—	172,420	—	(15,040)	—	(7,940)	(10,130)	—	—	(77,510)
Balances as of March 31, 2025	Ps.	(905,662,909)	(7,611,784)	(331,065,585)	(1,441,919,613)	(51,950,926)	(306,076,600)	(46,971,043)	(18,885,878)	(53,493,097)	—	Ps.	(3,163,637,435)
Balances as of January 1, 2025	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(34,323,900)		(415,240)	(13,635,710)	(86,448,950)	(1,863,600)	(13,364,700)	(1,724,030)	(1,742,534)	—	—	(153,518,664)
Reclassifications	(1,290,060)		1,220	(532,090)	—	(96,200)	1,385,140	(1,750)	(89,110)	—	—	(622,850)
(Impairment)	(39,761,990)		—	(34,492,290)	(23,760,170)	(42,890)	(12,365,330)	—	—	(16,023,009)	—	(126,445,679)
Reversal of impairment	39,467,710		—	29,701,920	30,497,120	—	14,903,160	—	—	3,798,320	—	118,368,230
Disposals	6,591,240		2,107,790	6,848,320	25,124,790	8,290	6,898,330	470,340	135,570	—	—	48,184,670

Translation effect	10,858,320		—	26,400	—	714,760	—	64,860	126,045	—	—	11,790,385
Balances as of December 31, 2025	Ps.	(920,041,749)	(5,880,474)	(339,019,655)	(1,467,779,643)	(52,767,236)	(305,728,190)	(48,035,943)	(20,041,599)	(65,717,888)	—	Ps.	(3,225,012,377)
Depreciation and amortization	Ps.	(9,920,230)	(126,220)	(2,924,270)	(25,675,610)	(521,710)	(3,107,540)	(434,090)	(448,505)	—	—	Ps.	(43,158,175)
Reclassifications	148,350		1,040	—	—	840	—	(1,040)	(2,940)	—	—	146,250
(Impairment)	(15,406,360)		—	—	—	—	—	—	(52,480)	(464)	—	(15,459,304)
Reversal of impairment	1,093,690		—	28,640	—	—	—	—	—	15,110	—	1,137,440
Disposals	15,570		—	—	—	—	—	68,950	2,670	—	—	87,190
Translation effect	(379,610)		—	(400)	—	(26,940)	—	(1,220)	(8,944)	—	—	(417,114)
Balances as of March 31, 2026	Ps.	(944,490,339)	(6,005,654)	(341,915,685)	(1,493,455,253)	(53,315,046)	(308,835,730)	(48,403,343)	(20,551,798)	(65,703,242)	—	Ps.	(3,282,676,090)
Wells, pipelines, properties, plant and equipment—net as of March 31, 2025	Ps.	268,403,580	16,764,251	178,873,637	421,563,001	26,075,656	122,719,170	8,483,994	15,407,059	514,514,343	53,339,445	1,626,144,136
Wells, pipelines, properties, plant and equipment—net as of December 31, 2025	Ps.	383,177,270	17,121,941	172,213,387	467,249,251	32,669,386	108,577,840	11,152,624	15,607,878	358,366,552	52,779,915	1,618,916,044
Wells, pipelines, properties, plant and equipment—net as of March 31, 2026	Ps.	478,342,270	17,151,581	169,987,527	454,876,961	32,330,526	105,755,500	10,600,284	15,455,639	246,716,198	52,795,465	1,584,011,951
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	14 to 33	25	10 to 33	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
A.For the three-month periods ended March 31, 2026 and 2025, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 934,308 and Ps. 1,749,532, respectively. Financing cost rates during the three-month periods ended March 31, 2026 and 2025 were 8.09% to 8.68% and 8.35% to 14.11%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the three-month periods ended March 31, 2026 and 2025, recognized in operating costs and expenses, was Ps. 43,158,175 and Ps. 35,904,020, respectively. These figures include costs related to plugging and abandonment of wells, for the three-month periods ended March 31, 2026 and 2025 of Ps. 2,608,906 and Ps. 1,851,961, respectively.
C.As of March 31, 2026 and December 31, 2025, provisions relating to future plugging of wells costs amounted to Ps. 128,697,440 and Ps. 126,608,358, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).
D.For the three-month periods ended March 31, 2026 and 2025, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 2,512,206 and Ps. 1,163,860, respectively, which consisted of mainly plant.
E.During the three-month periods ended March 31, 2026 and 2025, PEMEX recognized a net impairment of Ps. (14,321,864) and Ps. (5,620,328), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the three-month periods ended March 31,
	2026		2025
	(Impairment) / Reversal of impairment, net
Energy Transformation (formerly part of Pemex Industrial Transformation)	Ps.	(12,550,575)	Ps.	3,408,052
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	(1,930,256)		—
Exploration and Extraction (formerly Pemex Exploration and Production)	—		(9,028,380)
Industrial Processes (formerly part of Pemex Industrial Transformation)	158,967		—
(Impairment), net	Ps.	(14,321,864)	Ps.	(5,620,328)
Cash-Generating Units of Energy Transformation
For the three-month period ended March 31, 2026, the Energy Transformation segment recognized a net impairment of Ps. (12,550,575), shown by CGUs as follows:

	2026
Nuevo Pemex Gas Processor Complex	Ps.	(8,008,084)
Cactus Gas Processor Complex	(2,143,770)
Ciudad Pemex Gas Processor Complex	(2,127,533)
La Venta Gas Processor Complex	(1,106,115)
Gas Poza Rica Processor Complex	7,149
Gas Arenque Processor Complex	153,291
Matapionche Gas Processor Complex	674,487
Impairment	Ps.	(12,550,575)

As of March 31, 2026, the Energy Transformation segment recognized an impairment net of Ps. (12,550,575) due to: (i) a decrease in gross margin due to unplanned shutdowns of plants and equipment, as well as occasional reductions in the supply of exploration and extraction raw materials caused by failures in compression modules, which led to an average production decrease of 4% at the Energy Transformation work centers; (ii) decrease in the discount rate of CGUs of gas products from
10.72% as of December 31, 2025 to 9.76% as of March 31, 2026, and (iii) an increase in the exchange rate used in cash flow projections, from Ps. 17.9667 in December 31, 2025 to Ps.18.0667 in March 31, 2026.

To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

March 31, 2026
Gas
Processed volume (1)	2,334 mmpcd of humid gas
Rate of U.S.$	18.0667
Useful lives of the cash-generating units (year average)	8
Pre-tax discount rate	9.76%
Period	2026-2033
(1) Average of the first 5 years.
CGUs in the Energy Transformation segment are processing centers grouped according to their types of processes in the gas complex processors. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Energy Transformation segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of March 31, 2026, the value in use for the CGUs is as follows:

	2026
Cactus Gas Processor Complex	Ps.	5,204,499
Ciudad Pemex Gas Processor Complex	2,942,296
Burgos Gas Processor Complex	2,104,583
Matapionche Gas Processor Complex	1,568,639
La Venta Gas Processor Complex	766,048
Nuevo Pemex Gas Processor Complex	486,768
Gas Arenque Processor Complex	151,534
Total	Ps.	13,224,367

Cash-Generating Units of Logistics as a part of Other Operating Subsidiary Companies segment (formerly Pemex Logistics)
During the three-month period ended March 31, 2026, Logistics as part of the Other Operating Subsidiary Companies segment, recognized a net impairment of Ps.(1,930,256) mainly due to a decrease in the estimated storage terminals CGUs cash flows due to decrease in revenues of 4%; these effects were partially offset by a decrease in the discount rate of CGUs of pipelines from 13.18% as of December 31, 2025 to 12.29% as of March 31, 2026.

The CGUs of Logistics as part of the Other Operating Subsidiary Companies segment are pipelines and transportation equipment. The recoverable amount of assets as of March 31, 2026 was Ps.58,459,272, based on discounted cash flows and discount rate of 12.29% and useful life of 14 years.

Cash-Generating Unit of Exploration and Extraction
For the three-month periods ended March 31, 2025, the Exploration and Extraction segment recognized a net impairment of Ps. (9,028,380), shown by CGU as follows:

	2025
Cantarell	Ps.	(5,344,778)
Tsimin Xux	(2,519,098)
Burgos	(1,243,738)
Lakach	(947,562)
Ogarrio Magallanes	(886,647)
Misión CEE	19,276
Ayin Alux	376,983
Antonio J. Bermúdez	1,517,184
Impairment	Ps.	(9,028,380)

As of March 31, 2025 the Exploration and Extraction segment recognized a net impairment of Ps.(9,028,380) mainly due to: (i) a negative effect in gas prices of Ps.37,489,937, mainly in the Cantarell, Lakach, Burgos and Tsimin Xux CGUs; and (ii) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps.5,322,907, mainly in the Cantarell, Tsimin Xux and Ogarrio Sanchez Magallanes CGUs. These effects were partially offset by (i) a decrease in the discount rate of Ps.25,812,652, from 10.86% in December 31, 2024 to 9.99% in March 31, 2025; (ii) an increase in cost and expenses mainly in the Antonio J. Bermúdez and Ayin Alux CGUs, generating a negative effect of Ps.6,047,318; (iii) a positive tax effect of Ps.1,573,687, due to a lower tax base due to the decrease in prices and volumes and (iv) a positive effect of Ps.350,807, due to the fluctuations of the exchange rate from Ps.17.9667 = U.S.$1.00 as of December 31, 2024, to Ps.20.3182= U.S.$1.00 as of March 31, 2025.
The CGUs of the Exploration and Extraction segment are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
The Exploration and Extraction segment determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

2025
Average crude oil price	64.36 U.S.$/bl
Average gas price	4.07 U.S.$/mpc
Average condensates price	71.65 U.S.$/bl
After-tax discount rate	9.99% annual

For the three-month periods ended March 31, 2025 the total forecast production, calculated with a horizon of 25 years, was 6,764 Million barrels of oil equivalent (Mboe).
The Exploration and Extraction segment, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of March 31, 2025, values in use for each CGU are:

	2025
Aceite Terciario del Golfo	Ps.	70,237,018
Tsimin Xux	37,745,764
Ogarrio Magallanes	33,187,237
Antonio J. Bermúdez	31,736,320
Tamaulipas Constituciones	16,056,491
Cantarell	12,866,303
Poza Rica	10,796,596
Arenque	8,114,141
Lakach	2,598,813
Cuenca de Macuspana	1,800,121
Ayín - Alux	1,046,358
Total	Ps.	226,185,162
Cash-Generating Units of Pemex Industrial Transformation (until June 1, 2025, see Note 1)
For the three-month period ended March 31, 2025, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 3,408,052, shown by CGUs as follows:

	2025
Salina Cruz Refinery	Ps.	1,919,341
Cosoleacaque Petrochemical Complex	1,436,266
Morelos Petrochemical Complex	131,101
Nuevo Pemex Gas Processor Complex	125,831
Madero Refinery	102,464
Minatitlán Refinery	67,838
Cactus Gas Processor Complex	60,247
Ciudad Pemex Gas Processor Complex	59,662
Pajaritos Ethylene Complex	13,339
Gas Poza Rica Processor Complex	7,147
Matapionche Gas Processor Complex	2,898
Gas Arenque Processor Complex	(533)
Cangrejera Ethylene Complex	(69,993)
Coatzacoalcos Gas Processor Complex	(83,852)
La Venta Gas Processor Complex	(114,194)
Tula Refinery	(249,510)
Impairment, net	Ps.	3,408,052
As of March 31, 2025, the Industrial Transformation segment recognized the net reversal of impairment of Ps.3,408,052 due to an increase in the estimated gross result as a consequence of the stabilization in production levels due to the implementation of the refinery rehabilitation program, to maintain and ensure a stable and optimal level of processing in process plants, auxiliary services and tanks, and a decrease in the discount rate of CGUs of refined products from 14.75% as of December 31, 2024 to 13.79% as of March 31, 2025.

To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of March 31,
	2025
	Refining	Gas	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$)	101.67	N.A.	N.A.	N.A.	N.A.
Processed volume (1)	866 mbd	2,487 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	20.3182	20.3182	20.3182	20.3182	20.3182
Useful lives of the cash-generating units (year average)	12	7	8	7	13
Pre-tax discount rate	13.79%	14.56%	10.68%	10.68%	11.86%
Period (2)	2025-2036	2025-2031	2025-2032	2025-2031	2025-2037

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation were processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produced various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represented the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets was based on each asset’s value in use. The value in use for each asset was calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out.
As of March 31, 2025, the value in use for the impairment of fixed assets was as follows:

	2025
Salamanca Refinery	Ps.	34,445,344
Cadereyta Refinery	34,542,856
Salina Cruz Refinery	21,499,189
Tula Refinery	18,031,185
Cangrejera Ethylene Complex	11,478,401
Nuevo Pemex Gas Processor Complex	8,103,196
Ciudad Pemex Gas Processor Complex	6,467,546
Cactus Gas Processor Complex	5,279,754
Burgos Gas Processor Complex	1,671,119
Independencia Petrochemical Complex	5,555,473
La Venta Gas Processor Complex	983,445
Coatzacoalcos Gas Processor Complex	905,971
Morelos Petrochemicals Complex	578,097
Pajaritos Ethylene Complex	184,970
Total	Ps.	149,726,546